Capital lease obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital lease obligations by maturity [Abstract]:
2015	$ 30,699
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020 and thereafter	207,553
Total	361,130
Less: amount of interest	(113,997)
Total lease payments	$ 247,133